Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2030 Portfolio	Apr. 29, 2024 USD ($)
VIP Freedom 2030 Portfolio - Initial Class
Expense Example:
1 year	$ 53
3 years	167
5 years	291
10 years	653
VIP Freedom 2030 Portfolio - Service Class
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	774
VIP Freedom 2030 Portfolio - Service Class 2
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	$ 954